UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    Meritage Group LP
Address: Pier 5, The Embarcadero, Suite 101
         San Francisco, CA 94111

13F File Number:  028-12802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Baxter-Simons
Title:   Chief Compliance Officer
Phone    (415) 399-5330
Signature, Place, and Date of Signing:

       Laura Baxter Simons      San Francisco, CA
Report Type (Check only one.):    August 06, 2010

[X]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  42
Form 13F Information Table Value (x $1000) Total:  $1446623


       FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x1000)  PRN AMT PRN CALL DSCREIN  MANAGERS     SOLE    SHARED   NONE
____________________________ ________________ _________ ________ _______ ___ ____ _______ ___________ ________ ________ ______
ALTRIA GROUP INC             PUT              02209S953     2070  103300 SH       SOLE                  103300        0
AMGEN INC                    COM              031162100     3945   75000 SH       SOLE                   75000        0
CBS CORP NEW                 CL B             124857202    45384 3510000 SH       SOLE                 3510000        0        0
CATERPILLAR INC DEL          PUT              149123951     6007  100000 SH       SOLE                  100000        0
COCA COLA CO                 COM              191216100    42532  848600 SH       SOLE                  848600        0        0
COCA COLA ENTERPRISES INC    COM              191219104    85537 3307700 SH       SOLE                 3307700        0        0
COVANTA HLDG CORP            COM              22282E102    59626 3594100 SH       SOLE                 3594100        0        0
EBAY INC                     COM              278642103     2942  150000 SH       SOLE                  150000        0
FASTENAL CO                  PUT              311900954    11343  226000 SH       SOLE                  226000        0
FIDELITY NATL INFORMATION SV COM              31620M106    69154 2578450 SH       SOLE                 2578450        0        0
FISERV INC                   COM              337738108    68896 1508897 SH       SOLE                 1508897        0        0
GOLDMAN SACHS GROUP INC      CALL             38141G904    15752  120000 SH       SOLE                  120000        0
GOOGLE INC                   CL A             38259P508    43818   98478 SH       SOLE                   98478        0        0
ISHARES TR INDEX             PUT              464287954    28192  755400 SH       SOLE                  755400        0
ISHARES TR INDEX             PUT              464287955     6112  100000 SH       SOLE                  100000        0
JPMORGAN CHASE & CO          COM              46625H100    27919  762600 SH       SOLE                  762600        0        0
JPMORGAN CHASE & CO          CALL             46625H900     3661  100000 SH       SOLE                  100000        0
KRAFT FOODS INC              CALL             50075N904     4085  145900 SH       SOLE                  145900        0
LABORATORY CORP AMER HLDGS   COM NEW          50540R409    56253  746550 SH       SOLE                  746550        0        0
LIVE NATION ENTERTAINMENT IN COM              538034109    22395 2143100 SH       SOLE                 2143100        0        0
LORILLARD INC                PUT              544147951     8551  118800 SH       SOLE                  118800        0
MASTERCARD INC               CL A             57636Q104    18385   92140 SH       SOLE                   92140        0        0
MCDONALDS CORP               COM              580135101    43995  667900 SH       SOLE                  667900        0        0
MOLSON COORS BREWING CO      CL B             60871R209    37537  886140 SH       SOLE                  886140        0        0
PALL CORP                    COM              696429307     3437  100000 SH       SOLE                  100000        0
PHILIP MORRIS INTL INC       COM              718172109    70266 1532860 SH       SOLE                 1532860        0        0
SPDR S&P 500 ETF TR          PUT              78462F953    61932  600000 SH       SOLE                  600000        0
SCHEIN HENRY INC             COM              806407102    69313 1262540 SH       SOLE                 1262540        0        0
SCHWAB CHARLES CORP NEW      COM              808513105    15097 1064700 SH       SOLE                 1064700        0        0
SELECT SECTOR SPDR TR        SBI INT-ENERG    81369Y506    28318  570000 SH       SOLE                  570000        0        0
SHERWIN WILLIAMS CO          COM              824348106    44005  636000 SH       SOLE                  636000        0        0
THERMO FISHER SCIENTIFIC INC COM              883556102    62710 1278500 SH       SOLE                 1278500        0        0
TRANSDIGM GROUP INC          COM              893641100    50923  997900 SH       SOLE                  997900        0        0
US BANCORP DEL               COM NEW          902973304    19628  878200 SH       SOLE                  878200        0        0
UNION PAC CORP               COM              907818108    72070 1036830 SH       SOLE                 1036830        0        0
UNITEDHEALTH GROUP INC       CALL             91324P902     4260  150000 SH       SOLE                  150000        0
VISA INC                     COM CL A         92826C839    27997  395720 SH       SOLE                  395720        0        0
WELLPOINT INC                COM              94973V107    61715 1261300 SH       SOLE                 1261300        0        0
WELLPOINT INC                CALL             94973V907    24504  500800 SH       SOLE                  500800        0
WELLS FARGO & CO NEW         COM              949746101    27981 1093000 SH       SOLE                 1093000        0        0
ACCENTURE PLC IRELAND        SHS CLASS A      G1151C101    59065 1528200 SH       SOLE                 1528200        0
RENAISSANCERE HOLDINGS LTD   COM              G7496G103    29311  520900 SH       SOLE                  520900        0        0